Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share) | (per share)
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	815,746,293	815,746,293
Ordinary shares, shares outstanding	815,746,293	815,746,293